Commitments and Contingent Liabilities - Lease Payments under Operating Leases Recognized as Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Lease And Sublease Payments Recognized As Expense [Abstract]
Lease payments under operating leases recognized as expenses	¥ 41,529	¥ 35,180